Warrants And Options - Share Based Compensation For Stock Warrants (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Number of stock warrants outstanding,Beginning balance	3,048,000
Granted	6,217,666
Exercised
Cancelled
Number of stock warrants outstanding, Ending balance	9,319,666
Weighted average exercise price outstanding, Beginning balance	$ 1.16
Granted	$ 0.49
Exercised	$ 0.00
Cancelled	$ 0.00
Weighted average exercise price outstanding, Ending balance	$ 0.71